Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail)	Dec. 31, 2025	Dec. 31, 2024
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	10.50%	11.80%
Rate of salary increases	4.50%	4.50%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	5.50%	5.60%
Rate of salary increases	2.90%	3.20%
Germany [member]
Disclosure of defined benefit plans [line items]
Discount rates	4.00%	3.40%
Rate of salary increases	3.20%	3.20%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	10.00%	9.50%
Rate of salary increases	7.30%	7.30%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.70%	3.30%
Rate of salary increases	2.50%	2.50%